Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 5,581,507	$ 4,987,551	$ 3,616,475
Other comprehensive income (loss)	370,820	(109,528)	111,893
Ending balance	5,998,022	5,581,507	4,987,551
Total Accumulated Other Comprehensive Income (Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	2,640	109,726	(2,167)
Other comprehensive income (loss) before reclassifications	403,505	(64,077)	131,973
Amounts reclassified from AOCI	(32,685)	(45,880)	(20,080)
Other comprehensive income (loss)	370,820	(109,957)	111,893
Reclass related to noncontrolling interests	(1,423)	2,871
Ending balance	372,037	2,640	109,726
Foreign Currency Translation Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(26,092)	53,355	(34,572)
Other comprehensive income (loss) before reclassifications	409,069	(82,318)	87,927
Amounts reclassified from AOCI	0	0	0
Other comprehensive income (loss)	409,069	(82,318)	87,927
Reclass related to noncontrolling interests	(1,423)	2,871
Ending balance	381,554	(26,092)	53,355
Interest Rate Swap/Interest Rate Cap
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	35,916	56,112	26,041
Other comprehensive income (loss) before reclassifications	499	24,948	49,372
Amounts reclassified from AOCI	(32,397)	(45,144)	(19,301)
Other comprehensive income (loss)	(31,898)	(20,196)	30,071
Reclass related to noncontrolling interests	0	0
Ending balance	4,018	35,916	56,112
Defined Benefit Pension Plan
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(7,184)	259	6,364
Other comprehensive income (loss) before reclassifications	(6,064)	(6,708)	(5,326)
Amounts reclassified from AOCI	(287)	(735)	(779)
Other comprehensive income (loss)	(6,351)	(7,443)	(6,105)
Reclass related to noncontrolling interests	0	0
Ending balance	$ (13,535)	$ (7,184)	$ 259